Investment Strategy - T-REX 2X LONG BYDDY DAILY TARGET ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of BYDDY on a daily basis. T Factors such as counterparty capacity may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in BYDDY that is equal, on a daily basis, to 200% of the value of the Fund’s net assets.

The Adviser attempts to consistently apply leverage to obtain BYDDY exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the BYD Company is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which BYD Company is assigned). As of the date of this prospectus, BYD Company is assigned to the consumer discretionary sector and the automotive industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of BYDDY. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to BYDDY is consistent with the Fund’s investment objective. The impact of BYDDY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of BYDDY has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of BYDDY has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

BYD Company Limited

BYD Company Limited (“BYD Company”) is a Chinese multinational company that specializes in manufacturing rechargeable batteries, electric vehicles, and other new energy technologies. They are also involved in rail transit systems. BYD Company is primarily traded on the Hong Kong Stock Exchange and the Shenzhen Stock Exchange. As of July 2025, BYD Company has a market cap of approximately $151.25 billion and annual revenue for 2024 was reported as $107.87 billion in 2024.

The Fund does not invest directly in BYD Company or BYDDY and will obtain exposure to BYDDY indirectly through the use of swaps on BYDDY, an unsponsored ADR that trades OTC. Information regarding BYD Company may be obtained from publicly available sources including, but not limited to, the company’s website (www.byd.com), press releases, newspaper articles and other publicly disseminated documents. BYD Company ADRs trade on the over-the-counter market (“OTC”) (Ticker: BYDDY). Information regarding BYDDY may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the BYD Company, however, the SEC’s website does not have disclosure about the BYD Company nor is such disclosure about the BYD Company disclosed by BYD Company. Securities that trade OTC, such as BYDDY, are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Under an unsponsored ADR arrangement, the foreign issuer (i.e., the BYD Company) assumes no obligations and that depositary transactions fees are paid directly by ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the BYD Company, available information concerning the foreign issuer may not be as current as sponsored ADRs and voting rights with respect to the deposited securities are not passed through. The BYD Company is not registered with the SEC, and it is not required to make filings with the SEC. Broker-dealers that provide a quote for BYDDY are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BYD Company, and seek information from their financial advisor, prior to investing in the Fund. Neither the Fund nor the Adviser are responsible for the content in such other sources.

The Adviser will monitor on an ongoing basis to verify that information about the BYD Company is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the BYD Company, or otherwise available on websites accessible to U.S. investors: (a) information that the BYD Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the BYD Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the BYD Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding BYD Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BYD Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BYD Company have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BYD Company could affect the value of the Fund’s investments with respect to BYD Company and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of BYDDY on a daily basis.